Goodwill and other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011
Goodwill and other intangible assets [Abstract]
Purchase price of Universal Wireline			$ 26
Goodwill [Roll Forward]
Net book balance, beginning of period	1,676	1,596
Goodwill acquired during the year	0	85
Impairment losses	0	0
Currency adjustments	15	(5)
Deconsolidation Archer	(371)	0
Net book balance, end of period	1,320	1,676
Well Services [Member]
Goodwill [Roll Forward]
Net book balance, beginning of period	356
Net book balance, end of period	0	356
Other intangible assets [Roll Forward]
Net book balance, beginning of period	57	23
Intangible assets acquired during the year	0	38
Depreciation	0	(4)
Deconsolidation Archer	(57)	0
Net book balance, end of period	$ 0	$ 57